Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Agreement History and Key Terms

Agreement history and key terms:

Version	Effective Date	Key Terms
Original CAA	March 29, 2023	Per-account servicing fees ($26.08–$28.69/month in 2024); Company indemnified PCCU against loan losses; investment income split 75% Company / 25% PCCU.
First Amended CAA	December 31, 2024	Term extended to December 31, 2028; indemnification eliminated; per-account fees replaced by a fixed asset hosting fee (0.01 × average daily deposit balance); Company receives 100% of investment income on CRB funds; loan program income split introduced using a Constant Maturity Treasury-based yield allocation formula which was approximately 35%.
Second Amended CAA	October 1, 2025	Material economic terms agreed on or about October 1, 2025, following completion of the September 2025 Recapitalization; written agreement formally executed on February 4, 2026 following resolution of procedural and documentation matters only. Term extended to December 31, 2031; Company’s loan program income share increased from approximately 35% to up to 65%; indemnification reinstated at the Company’s 65% income share, supported by a minimum cash reserve tied to PCCU’s financial indemnification liability estimate; asset hosting fee changed to a graduated (tiered) structure; NASDAQ compliance provision added (see below).

Schedule of Related Party Balances from Balance Sheet

The following amounts with PCCU are included in the consolidated balance sheets:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$6,779,040	$2,202,895
Accounts receivable	1,009,483	968,023
Accounts payable	171,365	75,608
Senior Secured Promissory Note	-	11,004,173